Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of antidilutive shares

(in thousands)	Three Months Ended March 31, 2024	Period from March 15, 2023, to March 31, 2023
Stock options	1,689,900	1,377,000
Restricted stock units	533,165	-
Warrants	21,032,000	24,080,000
Total	23,255,065	25,457,000

Successor
(in thousands)	Year Ended December 31, 2023
Stock options	985
Restricted stock units	821
Warrants	21,032
Total	22,838

Schedule of changes in fair value of the liabilities

Warrant liability – January 1, 2024	$1,683
Change in FV of derivative instruments	1,472
Warrant liability – March 31, 2024	$3,155

Warrant liability – March 15, 2023	$2,649
Change in FV of derivative instruments	(1,686)
Warrant liability – March 31, 2023	$963

Balance at March 15, 2023	$2,649
Change in FV of derivative instruments	(1,686)
Balance at March 31, 2023	963
Change in FV of derivative instruments	12,040
Balance at June 30, 2023	$13,003
Change in FV of derivative instruments	(5,220)
FV of Warrants cash exercised and exchanged for Class A common stock (see Note 11 - Warrants)	(1,237)
Loss on warrant extinguishment	(3,894)
FV of Warrants cashless exercised for Class A common stock (see Note 11 - Warrants)	(549)
Balance at September 30, 2023	$2,103
Change in FV of derivative instruments	(420)
Balance at December 31, 2023	$1,683